Average Annual Total Returns - Gadsden Dynamic Multi-Asset ETF Class		12 Months Ended	60 Months Ended	86 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.35%	6.94%	8.79%
Performance Inception Date	Nov. 14, 2018
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.09%	5.96%	7.86%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.13%	5.00%	6.60%
Solactive US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.75%	(0.65%)	2.29%
Solactive GBS Global Markets All Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS Global Markets All Cap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.52%	11.01%	12.80%
60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.94%	8.08%	8.92%
ICE BofA 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA 0-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.30%	3.24%	2.70%
Dow Jones Global Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones Global Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		22.41%	11.00%	12.68%